PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Personnel Expenses Tables
Detailed analysis of personnel related expenses
In Thousands of US Dollars
Description	2017	2016	2015
Salaries	$305	$277	$486
Employer contributions	31	30	33
Short-term employee benefits	18	18	16
Stock-based compensation	6,072	9,071	15,771
Total	$6,426	$9,397	$16,306